Business Segment Information (Details Textual) $ in Millions	3 Months Ended		12 Months Ended
	May 31, 2017 USD ($)	May 31, 2016 USD ($)	Feb. 28, 2017 USD ($) division segment	Feb. 29, 2016 USD ($)	Feb. 28, 2015 USD ($)
Segment Reporting [Abstract]
Number of business divisions | division			2
Number of reportable operating segments | segment			3
Equity in earnings of equity method investees	$ 0.4	$ 0.7	$ 27.3	$ 26.6	$ 21.5
Dividend income				$ 24.5